Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 15. Subsequent Events

The Company has evaluated events that occurred subsequent to March 31, 2014 and through the date the financial statements were available to be issued. Management concluded that no additional subsequent events required disclosure other than those disclosed in these financial statements.

Note 18. Subsequent Events

In March 2014, the Company closed on its letter of intent dated December 26, 2013 for the purchase of land adjacent to the Company’s current facilities for $7.3 million.

On March 5, 2014, the Company entered into a subscription agreement with an affiliate of A. Lorne Weil, the Company’s Non-Executive Chairman of the Board, pursuant to which such affiliate agreed to purchase an aggregate of 95,693 ordinary shares of the Company for $1,000,000, or approximately $10.45 per share, representing a slight premium to the closing price of the ordinary shares immediately prior to the execution of the subscription agreement. The transaction closed on March 14, 2014.

Subsequent events were evaluated through April 15, 2014 the date the financial statements were available for publication.